CAPITAL STOCK (Details) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Stock
Balance, Shares	13,349	12,084
Balance	$ 158,324	$ 130,649
Shares issued in Tarus acquisition, shares	2,426
Shares issued in Tarus acquisition	$ 17,200
Shares issued in iOx exchange, shares	1,070
Shares issued in iOx exchange	$ 9,737
Excess of non-controlling interest acquired over consideration iOx, shares
Excess of non-controlling interest acquired over consideration iOx, shares	$ 29,609
Shares issued to Lincoln Parks Committed Purchase, shares	94
Shares issued to Lincoln Parks Committed Purchase, shares	$ 900
Shares issued under public offering and ATM, net of issue costs , shares	88	1,241
Shares issued under public offering and ATM, net of issue costs	$ 586	$ 27,216
Purchase of shares issued under Committed Purchase Agreement, net of issue costs , shares	30
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	$ 184
Shares issued or accrued for services	13	4
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	$ 90	$ 90
Warrants exercised, shares
Warrants exercised		$ 339
Warrants exercised, shares		16
Balance, Shares	17,070	13,345
Balance	$ 216,630	$ 158,294